Share Capital	12 Months Ended
Dec. 31, 2018
Statements Line Items
Share Capital [Text Block]
9.	Share Capital

	a)	Authorized:

Unlimited common shares without par value

Unlimited preferred shares without par value

	b)	Issued and Outstanding:

During the year-ended December 31, 2018:

i)

On July 10, 2018, the Company signed the definitive agreement with YOFOTO to commercialize three of RepliCel's programs in Greater China subject to the certain Canadian and Chinese approvals of the transaction (the “Transaction”).

The transaction between these parties represents an investment in RepliCel by YOFOTO along with milestone payments, minimum program funding commitments, and sales royalties in exchange for an exclusive 15-year post-commercialization license to three of RepliCel products for Greater China (Mainland China, Hong Kong, Macau and Taiwan) (the “Territory”). As per Agreement, YOFOTO has up to 10 years to advance to pre-commercialization for 2 of the 3 products and for the third one, within 12 months of regulatory and commercial approvals.

As part of the deal, YOFOTO agreed to invest CDN $5,090,005 (see note 8 – allocation of investment) in a private placement of RepliCel common shares at CDN $0.95 per share to include 20% warrant coverage with each warrant exercisable at CDN $0.95 per share for a period of two years. The warrants are restricted from being exercised without shareholder approval if the exercise of the warrants would increase YOFOTO's ownership of RepliCel's issued and outstanding shares over 19.9%. In association with the private placement, the Company has paid a finder’s fees of $252,392.

The deal structure also includes milestone payments (of up to CDN $4,750,000), sales royalties, and a commitment by YOFOTO to spend a minimum of CDN $7,000,000 on the RepliCel programs and associated cell processing manufacturing facility over the next five years in Greater China pursuant to a License and Collaboration Agreement. The License and Collaboration Agreement contains a provision permitting YOFOTO to put up to 1/3 of the shares issued in YOFOTO’s initial investment back to the Company under certain conditions for a period of 8.5 years from July 10, 2018.

As part of the Transaction, the Company agreed to grant YOFOTO certain financing participation rights along with a board seat nomination. Upon YOFOTO meeting certain defined conditions, relevant Chinese patents, once issued in China, will be assigned to a YOFOTO-owned Canadian subsidiary, with detailed assignment reversion rights upon failure to meet defined targets.

See Note 8 for the details of the Licensing and Collaboration Agreement between RepliCel and YOFOTO.
b)	Issued and Outstanding:

During the year-ended December 31, 2017:

i)

On February 24, 2017, the Company completed a private placement of 2,532,100 units for gross proceeds of $3,165,264. Each unit consists of one common share of the Company and one share purchase warrant. Each warrant entitles the holder to purchase one additional share for a period of three years from the closing of the financing at a price of $2.00 per share.

Echelon Wealth Partners Inc. (“Echelon”), Haywood Securities Inc. and Clarus Securities Inc. (collectively, the “Agents”) acted as agents with respect to the Brokered Financing. Echelon received a commission of $218,130 and the Agents received agents’ warrants to purchase an aggregate of 174,504 Shares of the Company at a price of $2.00 per share for a period of three years from closing of the Financings. Echelon also received a corporate finance fee of $44,800 and 15,000 agent’s warrants in connection with the Non-Brokered Financing.

The fair value of the agent’s warrants was $100,248. The fair value of the agent’s warrants has been estimated using the Black Scholes option pricing model. The assumptions used to determine the fair value were as follows: (1) dividend yield – 0% (2) expected volatility – 96.81% (3) risk free rate – 1.11% (4) expected life – 36 months. The agents were paid a finders fees in the sum of $28,669.

ii)

On October 19, 2017, the Company completed a non-brokered private placement of 2,815,881 shares of $0.41 per share for gross proceeds of $1,154,511. It has paid additional finder’s fees of $28,366. There were no warrants attached to the financing.

During the year-ended December 31, 2016:

i)

On October 14, 2016, the Company entered into a debt settlement agreement “Debt Settlement” whereby the aggregate amount of $374,071 owed by the Company to certain creditors was settled by the issuance of 719,368 units (each, a “Unit”). Each Unit consisted of one common share of the Company (each, a “Share”) and one common share purchase warrant (each, a “Warrant”), with each Warrant entitling the holder to purchase one additional Share for a period of two years at a price of $1.10 per Share.

The Warrants are subject to an acceleration provision such that in the event that the Shares have a closing price on the TSX Venture Exchange (the “TSXV”) of greater than $2.00 per Share for a period of 10 consecutive trading days at any time after four months and one day from the closing of the Debt Settlement, the Company may accelerate the expiry date of the Warrants by giving notice to the holders thereof and, in such case, the Warrants will expire on the 30th day after the date on which such notice is given to the holder.

The Company received the approval of the Debt Settlement from the TSXV and issued the Shares and the Warrants on December 28, 2016.

ii)

The Company closed a non-brokered private placement on October 28, 2016 of 8,199,999 units (each, a “Unit”) at a price of $0.52 per Unit for proceeds of $4,263,999 (the “Offering”). Each Unit consists of one common share of the Company (each, a “Share”) and one share purchase warrant (each, a “Warrant”), with each Warrant entitling the holder to purchase one additional Share for a period of two years from the closing of the Offering at a price of $0.52 per Share. In connection with the Offering, the Company paid $176,483 in finders’ fees, issued 339,391 finder’s warrants and 12,000 common shares.

The Warrants are subject to an acceleration provision such that in the event that the Shares have a closing price on the TSX Venture Exchange of greater than $2.00 per Share for a period of 10 consecutive trading days at any time after four months and one day from the closing of the Offering, the Company may accelerate the expiry date of the Warrants by giving notice to the holders thereof and, in such case, the Warrants will expire on the 30th day after the date on which such notice is given to the holder.

The fair value of the agent’s warrants have been estimated using the Black Scholes option pricing model. The assumptions used to determine the fair value were as follows: (1) dividend yield – 0%; (2) expected volatility – 102%; (3) a risk-free interest rate of 0.70%; (4) an expected life of 24 months. The value assigned to the agent’s warrants was $176,483.

iii)

On July 22, 2016, the Company’s board of directors authorized a plan to proceed with a consolidation of its outstanding common shares on the basis of ten (10) pre-consolidation Shares for one (1) post- consolidation Share. This plan was approved on August 10, 2016. The financial statements have been adjusted retrospectively to reflect this share consolidation.

iv)	On April 4, 2016, the Company closed a non-brokered private placement of 188,763 shares at a price of $2.00 per share for gross proceeds of $377,525. There were no warrants attached to the financing.

v)

On June 1, 2016, the Company closed a non-brokered private placement of 138,000 common shares at a price of $1.50 per share for gross proceeds of $207,000. There were no warrants attached to the financing.

c)	Stock Option Plans:

(i)

On May 21, 2014, the Company approved a Stock Option Plan whereby the Company may grant stock options to directors, officers, employees and consultants. The maximum number of shares reserved for issue under the plan cannot exceed 10% of the outstanding common shares of the Company as at the date of the grant. The stock options can be exercisable for a maximum of 10 years from the grant date and with various vesting terms.

(ii)

Under various Founders’ Stock Option Agreements, certain founders of TrichoScience granted stock options to acquire TrichoScience shares to employees and consultants of TrichoScience. These founders’ options are exercisable at $1 per share expiring after six to seven years. Pursuant to the Share Exchange Agreement, the Founders Stock Option Agreements were converted into rights to receive the number of Founders’ RepliCel shares acquired by conversion of the founders TrichoScience shares under the Share Exchange Agreement. All other terms remained the same. This modification of stock options resulted in no incremental value and therefore no additional stock based compensation expense was recognized for the modification.

d)	Fair value of Company Options Issued from January 1, 2015 to December 31, 2018

On July 31 and August 1, 2018, the Company granted 1,060,000 and 50,000 stock options to certain directors, officers, consultants and employees of the Company respectively for the purchase of up to an aggregate of 1,110,000 common shares of the Company pursuant to the Company’s Stock Option Plan. Each option granted to the Optionees is exercisable for a period of 5 years at an exercisable price of $0.43 per Share. 910,000 shall vest immediately and 200,000 options shall vest in equal amounts each calendar quarter over the next 24 months.

During the year ended December 31, 2017, the Company granted an aggregate of 75,000 (2016: 1,025,000; 2015: 15,000) stock options to certain directors pursuant to the Stock Option Plan. Each option is exercisable for a period of 5 years at a price of $1.64 per common share. During the year ended December 31, 2017, nil options (2016: nil; 2015: 20,000) were cancelled. The range of exercise price is $0.36 to $1.64, expected life of five to seven years, and vesting over one year to five years from the date of grant.

The weighted-average grant date fair value of options granted was estimated using the following weighted average assumptions:

	2018	2017	2016
Risk fee rate	2.19%	1.11%	0.99%
Expected life (years)	5	5	5
Volatility	104%	154%	68%
Expected Dividend	$-	$-	$-
Expected forfeiture rate	0%	0%	0%
Exercise price	$0.43	$1.64	$0.60
Grant date fair value	$0.33	$1.54	$0.70

Options Issued to Employees

The fair value at grant date is determined using a Black-Scholes option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield, the expected forfeiture rate and the risk free interest rate for the term of the option.

Options Issued to Non-Employees

Options issued to non-employees, are measured based on the fair value of the goods or services received, at the date of receiving those goods or services. If the fair value of the goods or services received cannot be estimated reliably, the options are measured by determining the fair value of the options granted, using a valuation model.

e)	Stock-based Compensation

The Company recognized a fair value of $326,367 (2017: $115,800; 2016: $826,307), as stock based compensation expense for stock options granted under the Company Stock Option Plan and the Founders Stock Option Agreements for the year ended December 31, 2018 and 2017.

A summary of the status of the stock options outstanding under the Company Stock Option Plan for the years ended December 31, 2018, 2017 and 2016 are as follows:

		Weighted
		Average
		Exercise
	Number of Options	Price
Outstanding, January 1, 2018	1,400,000	$2.04
Granted	1,110,000	0.43
Cancelled	(430,000)	0.69
Outstanding, December 31, 2018	2,080,000	$0.79
Exercisable, December 31, 2018	1,905,000	$0.82

Outstanding, January 1, 2017	1,417,000	$2.89
Granted	75,000	1.64
Expired	(77,000)	0.65
Cancelled	(15,000)	0.99
Outstanding, December 31 2017	1,400,000	$2.04
Exercisable, December 31, 2017	1,400,000	$2.04

Outstanding, January 1, 2016	484,000	$7.10
Granted	1,025,000	0.60
Cancelled	(92,000)	5.51
Outstanding, December 31, 2016	1,417,000	$2.89
Exercisable, December 31, 2016	1,412,000	$1.43

As at December 31, 2018, the range of exercise prices for options outstanding under the Company Stock Option Plan is $0.36 - $1.64 (2017 $0.36 – $1.64; and 2016: $0.60 - $1.35) and the weighted average remaining contractual life for stock options under the Company Stock Option Plan is 4.56 years (2017: 3.48 years; 2016: 3.14 years).

f)	Escrow Shares

Pursuant to the acquisition described in Note 6.

i)

Nil (December 31, 2017: Nil; December 31, 2016: Nil) common shares are held in escrow and are to be released upon the occurrence of certain milestones relating to the Company’s hair cell replication technology. These shares have been excluded from the calculation of loss per share. During the year-ended December 31, 2018, Nil shares were released from escrow (year ended December 31, 2017: Nil; year ended December 31, 2016: Nil) and nil shares were cancelled during the years ended December 31, 2018, 2017 and 2016. The Company recognized a fair value of $nil, (December 31, 2017: $ nil; December 31, 2016: $341,000) as stock based compensation expense in the statement of operations for the period.

g)	Warrants

The number of warrants outstanding at December 31, 2018, each exercisable into one common share, is as follows:

		Weighted
		Average
	Warrants	Exercise
	Outstanding	Price	Expiry
February 24, 2017	2,721,604	$ 2.00	February 24, 2020
October 9, 2020	1,071,580	$0.95	October 9, 2020
Outstanding, December 31, 2018	3,793,184	$ 1.70

		Weighted
	Warrants	Average
	Outstanding	Exercise Price
Outstanding, December 31, 2016	10,848,439	$1.65
Issued	2,721,604	2.00
Exercised	(437,118)	0.85
Expired	(384,027)	0.45
Outstanding, December 31, 2017	12,748,898	$1.50
Issued	1,071,580	0.95
Expired	(10,027,294)	0.83
Outstanding, December 31, 2018	3,793,184	$1.70

The weighted-average grant date fair value of warrants issued was estimated using the following weighted average assumptions:

	2018	2017

Risk fee rate	2.31%	1.11%
Expected life (years)	2	3
Volatility	104%	97%
Expected Dividend	$-	$-
Expected forfeiture rate	0%	0%
Exercise price	$0.95	$2.00
Grant date fair value	$0.45	$1.10